Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States		$ (6,809)	$ (4,744)	$ (1,678)
International		15,773	16,984	17,394
Income from continuing operations before provision for taxes on income	[1],[2]	$ 8,965	$ 12,240	$ 15,716

[1]	2014 v. 2013––The increase in the domestic loss was primarily due to lower revenues, the non-recurrence of income from a litigation settlement in 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., higher charges related to other legal matters, a non-tax deductible charge in the third quarter of 2014 to account for an additional year of the Branded Prescription Drug Fee in accordance with final regulations issued by the U.S. Internal Revenue Service (IRS), higher research and development expenses, and higher charges for business and legal entity alignment costs, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, and lower asset impairments. The decrease in international income is primarily related to lower revenues, the non-recurrence of the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, and higher research and development expenses, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives and the non-recurrence of certain charges.
[2]	2015 v. 2014––The increase in the domestic loss was primarily due to the loss of exclusivity for Celebrex and Zyvox, higher restructuring charges and higher selling, informational and administrative expenses, partially offset by the performance of certain products including Prevnar 13 and Ibrance, and the impact of Hospira operations. The decrease in international income is primarily due to a foreign currency loss related to Venezuela, higher asset impairments, and the loss of exclusivity for Lyrica in certain developed markets, partially offset by lower research and development costs.